Earnings Per Share (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

We compute basic earnings per share by dividing net earnings attributable to Tesoro Corporation stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share include the effects of potentially dilutive shares outstanding during the period. Our share calculations are presented below (in millions):

	Three Months Ended March 31,

	2015	2014
Weighted average common shares outstanding	125.2	131.3
Common stock equivalents	1.7	2.5
Total diluted shares	126.9	133.8

Potentially dilutive common stock equivalents are excluded from the calculation of diluted earnings per share if the effect of including such securities in the calculation would have been anti-dilutive. Anti-dilutive securities were 0.3 million and 0.4 million for the three months ended March 31, 2015 and 2014, respectively.

EARNINGS PER SHARE

We compute basic earnings per share by dividing net earnings attributable to Tesoro Corporation stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share include the effects of potentially dilutive shares outstanding during the year. Our share calculations are presented below (in millions):

	2014	2013	2012
Weighted average common shares outstanding	128.5	135.0	139.4
Common stock equivalents	2.3	2.3	2.1
Total diluted shares	130.8	137.3	141.5

Potentially dilutive common stock equivalents are excluded from the calculation of diluted earnings per share if the effect of including such securities in the calculation would have been anti-dilutive. Anti-dilutive securities were 0.1 million for both the years ended December 31, 2014 and 2013, and 2.4 million for the year ended December 31, 2012.